Schedule of Other Expenses Income (Details) - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total Other income		₪ 860		₪ 58,962
Total Other expenses		3,831	4,563
Gain in Respect of Acquisition of A Subsidiary [Member]
IfrsStatementLineItems [Line Items]
Total Other income				58,808
Other [Member]
IfrsStatementLineItems [Line Items]
Total Other income		860		154
Total Other expenses		327	1,242
Issuance Expenses [Member]
IfrsStatementLineItems [Line Items]
Total Other expenses	[1]	₪ 3,504	₪ 3,321

[1]	During 2020, the Company recorded issuance expenses in the amount of NIS